Fair Value Measurements (Details 2) (Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	$ 114,913	$ 58,517	$ 102,331	$ 53,867	$ 53,867	$ 60,377
Purchases	12,898	2,180	25,230	4,305	13,886	(2,565)	50,000
Transfers into Level 3					27,729
Total gains or losses (realized or unrealized):
Included in net income (loss)	898	807	3,290	1,320	5,239	2,022	709
Included in other comprehensive income (loss)	(895)	(3,822)	2,557	(1,810)	1,610	(5,967)	9,668
Balance, end of Period	103,805	57,682	103,805	57,682	102,331	53,867	60,377
Available for sale securities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	64,098	58,801	60,053	56,277	56,277	60,377
Purchases							50,000
Total gains or losses (realized or unrealized):
Included in net income (loss)	616	531	1,209	1,043	2,166	1,867	709
Included in other comprehensive income (loss)	(895)	(3,822)	2,557	(1,810)	1,610	(5,967)	9,668
Balance, end of Period	63,819	55,510	63,819	55,510	60,053	56,277	60,377
Loans held for sale
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	26,826		27,729
Purchases	5,522		10,422
Transfers into Level 3					27,729
Total gains or losses (realized or unrealized):
Included in net income (loss)	2,070		1,861
Balance, end of Period	10,409		10,409		27,729
Mortgage servicing asset
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	29,939	4,430	20,149	2,080	2,080
Purchases	7,376	2,180	14,808	4,305	13,886	1,890
Total gains or losses (realized or unrealized):
Included in net income (loss)	(1,438)	501	920	726	4,183	190
Balance, end of Period	35,877	7,111	35,877	7,111	20,149	2,080
Derivative Liabilities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	(5,950)	(4,714)	(5,600)	(4,490)	(4,490)	(4,455)
Total gains or losses (realized or unrealized):
Included in net income (loss)	(350)	(225)	(700)	(449)	(1,110)	(35)
Balance, end of Period	$ (6,300)	$ (4,939)	$ (6,300)	$ (4,939)	$ (5,600)	$ (4,490)